Related Party Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 10 –	RELATED PARTY TRANSACTIONS

Due to related party

At September 30, 2011 and December 31, 2010, due to related parties consisted of the following:

	September 30, 2011 (Unaudited)	December 31, 2010
Hengchang Fertilizer	$781,030	$-

Wei Yushan (majority shareholder and chief executive officer)	3,307,234	4,222,574

Total	$4,088,264	$4,222,574

From time to time, the Company’s chief executive officer advanced funds to the Company for working capital purposes.  These advances are non-interest bearing, unsecured and payable on demand. Hengchang Fertilizer advanced funds to the Company for working capital purposes, and the Company expects to repay the payable amount to Hengchang Fertilizer in full by December 2011.